Balance Sheets (Parentheticals) - $ / shares		Dec. 31, 2023	Dec. 31, 2022
Preferred stock par value (in Dollars per share)		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Class A Common Stock
Common stock subject to possible redemption, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Common stock subject to possible redemption, shares authorized		100,000,000	100,000,000
Common stock subject to possible redemption, shares issued		7,500,000	7,500,000
Common stock subject to possible redemption, shares outstanding		7,500,000	7,500,000
Common stock subject to possible redemption, at redemption value (in Dollars per share)		$ 10.25	$ 10.25
Common stock par value (in Dollars per share)		$ 0.0001	$ 0.0001
Common stock, shares authorized		100,000,000	100,000,000
Common stock, shares issued		75,000	75,000
Common stock, shares outstanding		75,000	75,000
Class B Common Stock
Common stock par value (in Dollars per share)	[1],[2]	$ 0.0001	$ 0.0001
Common stock, shares authorized	[1],[2]	10,000,000	10,000,000
Common stock, shares issued	[1],[2]	2,500,000	2,875,000
Common stock, shares outstanding	[1],[2]	2,500,000	2,875,000

[1]	Balance at December 31, 2022 includes 375,000 shares of Class B common stock that were subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters. On October 1, 2023, the option expired unexercised, such that 375,000 shares of Class B common stock were forfeited by the Sponsor (see Notes 5 and 7).
[2]	Gives retroactive effect to the 42.22% share dividend declared on February 8, 2023 and the forfeiture of 191,667 shares on August 17, 2023 (see Notes 5 and 7).